Investment Strategy	Feb. 27, 2025
Invesco Advantage International Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing mainly in a broad range of international equity securities and other types of investments, including derivatives. Invesco Advisers, Inc.’s (Invesco or the Adviser) Global Asset Allocation (GAA) Team evaluates market conditions regularly to determine investments for the portfolio that the team expects to perform well based on an evaluation of the market environment. As part of its evaluation and security selection process, the GAA Team considers, among other things, certain factors such as earnings quality and profitability, price momentum, valuation metrics, market capitalization and historical volatility. The GAA Team may also invest in the securities comprising one or more factor indices when determining the Fund’s exposure to a particular factor.
The Fund may invest without limit in all types of equity securities, including common stock, depositary receipts, and other securities or instruments whose prices are linked to the value of common stock.
There are no restrictions on where the Fund may invest geographically or on the amount of the Fund’s assets that can be invested in foreign securities, including with respect to securities of issuers in developing and emerging markets (i.e., those that are generally in the early stages of their industrial cycles). Under normal market conditions, the Fund will invest in securities of issuers located in different countries throughout the world. The Fund normally invests in securities of issuers located in at least three countries outside the United States. The Fund may invest in securities denominated in U.S. dollars or local foreign currencies. The Fund does not limit its investments to issuers in a particular market capitalization range and at times may invest a substantial portion of its assets in one or more particular market capitalization ranges. The Fund may, from time to time, invest a substantial portion of its assets in a particular industry or sector.
The Fund may also invest in the securities of other investment companies, including exchange-traded funds (ETFs), subject to any limitations imposed by the Investment Company Act of 1940, as amended (1940 Act), or any rules thereunder, in order to obtain exposure to the asset classes, investment strategies and types of securities it seeks to invest in. These may include investment companies that are sponsored and/or advised by the Adviser or an affiliate, as well as non-affiliated investment companies.
The Fund may use leverage through the use of derivatives, borrowing and other leveraging strategies in an attempt to enhance the Fund’s returns. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to an asset class than investing in more traditional assets such as stocks would allow. The Fund may gain exposure to equity investments through listed and over-the-counter options. The Fund may also use derivatives to seek income or capital gain, to hedge market risks or hedge against the risks of other investments, to hedge foreign currency exposure, or as a substitute for direct investment in a particular asset class, investment strategy or security type. The Fund’s use of derivatives may involve the purchase and sale of swaps (including equity index swaps), futures (including equity index futures and commodity futures listed on U.S. and foreign futures exchanges), options (including writing (selling) put and call options on equities, equity indices and ETFs), forward foreign currency contracts and other related instruments and techniques. The Fund can take long positions in investments that are believed to be undervalued and short positions in investments that are believed to be overvalued or which are established for hedging purposes, including long and short positions in equities and equity-sensitive convertibles, derivatives or other types of securities. The Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant.
The Fund’s overall long or short positioning can vary based on market and economic conditions, and the Fund may take both long and short positions simultaneously. The Fund can seek to take advantage of arbitrage opportunities in equity, debt, currency and currency prices and market volatility.
The Fund may hold significant levels of cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for the Fund’s obligations under derivatives transactions. The Fund’s portfolio managers may consider selling a security or other investment, or taking an off-setting long position, (1) for risk control purposes, (2) when its income or potential for return deteriorates or (3) when it otherwise no longer meets Invesco’s investment selection criteria.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.

Invesco EQV Asia Pacific Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of issuers in the Asia Pacific region (except Japanese companies), and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund uses various criteria to determine whether an issuer is in the Asia Pacific region, including whether (1) it is organized under the laws of a country in the Asia Pacific region, (2) it has a principal office in a country in the Asia Pacific region, (3) it derives 50% or more of its total revenues from business in countries in the Asia Pacific region, (4) its securities are trading principally on a security exchange, or in an over-the-counter market, in a country in the Asia Pacific region, or (5) its “country of risk” is a country in the Asia Pacific region as determined by a third party service provider.
The Fund invests primarily in equity securities, including common and preferred stock, and depositary receipts. The Fund’s common stock investments also include China-A shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).
The Fund invests primarily in securities of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.
The Fund may invest in the securities of issuers of all capitalization sizes and may invest a significant amount of its net assets in the securities of small- and mid-capitalization issuers.
The Fund may invest up to 100% of its net assets in foreign securities, including securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles. Accordingly, the Fund may invest up to 100% of its net assets in emerging market countries in the Asia Pacific region. The Adviser considers “emerging market countries” to generally include every country in the world except those countries included in the MSCI World Index.
The portfolio managers’ strategy primarily focuses on identifying issuers that they believe have a strong “EQV” profile. The portfolio managers’ EQV investment approach focuses on Earnings, demonstrated by sustainable earnings growth; Quality, demonstrated by efficient capital allocation; and Valuation, demonstrated by attractive prices.
The portfolio managers employ a disciplined investment strategy that emphasizes fundamental research. The fundamental research primarily focuses on identifying quality growth companies and is supported by quantitative analysis, portfolio construction and risk management. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends.
The Fund’s portfolio managers may consider selling a security for several reasons, including when (1) its price changes such that they believe it has become too expensive, (2) the original investment thesis for the company is no longer valid, or (3) a more compelling investment opportunity is identified.

Invesco EQV European Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of European issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund uses various criteria to determine whether an issuer is in Europe, including whether (1) it is organized under the laws of a country in Europe; (2) it has a principal office in a country in Europe; (3) it derives 50% or more of its total revenues from business in countries in Europe; (4) its securities are trading principally on a security exchange, or in an over-the-counter market, in a country in Europe; or (5) its “country of risk” is a country in Europe as determined by a third party service provider.
The Fund invests primarily in equity securities and depositary receipts. The principal type of equity security in which the Fund invests is common stock.
The Fund invests primarily in securities of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.
The Fund may invest up to 100% of its assets in foreign securities, including up to 35% of its net assets in securities of European issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles.
The Fund may invest in the securities of issuers of all capitalization sizes, and may invest a significant amount of its net assets in the securities of small- and mid-capitalization issuers.
The Fund can invest in derivative instruments, including forward foreign currency contracts and futures contracts.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use futures contracts to gain exposure to the broad market in connection with managing cash balances or to hedge against downside risk.
The portfolio managers’ strategy primarily focuses on identifying issuers that they believe have a strong “EQV” profile. The portfolio managers’ EQV investment approach focuses on Earnings, demonstrated by sustainable earnings growth; Quality, demonstrated by efficient capital allocation; and Valuation, demonstrated by attractive prices.
The portfolio managers employ a disciplined investment strategy that emphasizes fundamental research. The fundamental research primarily focuses on identifying quality growth companies and is supported by quantitative analysis, portfolio construction and risk management. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends.
The Fund’s portfolio managers may consider selling a security for several reasons, including when (1) its price changes such that they believe it has become too expensive, (2) the original investment thesis for the company is no longer valid, or (3) a more compelling investment opportunity is identified.

Invesco EQV International Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in equity securities, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities (including depositary receipts) of foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stock. The Fund’s common stock investments also include China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).
Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries outside of the U.S. The Fund may also invest up to 1.25 times the amount of the exposure to emerging markets countries in the MSCI ACWI ex USA® Index. Emerging market countries are those that are generally in the early stages of their industrial cycles.
The Fund invests primarily in securities of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.
The Fund invests primarily in the securities of large-capitalization issuers and may invest a significant amount of its net assets in the securities of mid-capitalization issuers.
The Fund can invest in derivative instruments, including forward foreign currency contracts and futures contracts.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use futures contracts to gain exposure to the broad market in connection with managing cash balances or to hedge against downside risk.
The portfolio managers’ strategy primarily focuses on identifying issuers that they believe have a strong “EQV” profile. The portfolio managers’ EQV investment approach focuses on Earnings, demonstrated by sustainable earnings growth; Quality, demonstrated by efficient capital allocation; and Valuation, demonstrated by attractive prices.
The portfolio managers employ a disciplined investment strategy that emphasizes fundamental research. The fundamental research primarily focuses on identifying quality growth companies and is supported by quantitative analysis, portfolio construction and risk management. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends.
The Fund’s portfolio managers may consider selling a security for several reasons, including when (1) its price changes such that they believe it has become too expensive, (2) the original investment thesis for the company is no longer valid, or (3) a more compelling investment opportunity is identified.
As part of the Fund’s investment process to implement its investment strategy in pursuit of its investment objective, the Fund’s portfolio managers may also consider both qualitative and quantitative environmental, social and governance (“ESG”) factors they believe to be material to understand an issuer’s fundamentals, assess whether any ESG factors pose a material financial risk or opportunity to the issuer and determine whether such risks are appropriately reflected in the issuer’s valuation. This analysis may involve the use of third-party research as well as proprietary research. Consideration of ESG factors is just one component of the portfolio managers' assessment of issuers eligible for investment and not necessarily determinative to an investment decision. Therefore, the Fund’s portfolio managers may still invest in securities of issuers that may be viewed as having a high ESG risk profile. The ESG factors considered by the Fund’s portfolio managers may change over time, one or more factors may not be relevant with respect to all issuers eligible for investment and ESG considerations may not be applied to each issuer or Fund investment.

Invesco Global Focus Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests mainly in common stocks of U.S. and foreign companies. The Fund can invest without limit in foreign securities in any country, including countries with developed or emerging markets (i.e., those that are generally in the early stages of their industrial cycles). Typically, the Fund will invest a substantial portion of its assets in issuers in a number of different foreign countries, in addition to the United States. The Fund does not limit its investments to companies in a particular capitalization range or region. However, the Fund currently emphasizes its investments in the United States and other developed markets in Europe. Under normal market conditions, the Fund will typically hold between 35 and 55 stocks. The Fund may purchase American Depositary Shares (ADS) as part of American Depositary Receipt (ADR) issuances, which are negotiable certificates issued by a U.S. bank representing a specified number of shares in a foreign stock traded on a U.S. exchange.
In selecting investments for the Fund’s portfolio, the portfolio manager looks primarily for companies they believe are undervalued (i.e., there is a substantial difference between the current market price of the company and what the portfolio manager believes the company to be worth). A security may be undervalued because the market is not fully pricing an issuer’s current intrinsic value, the market does not properly assess the company’s assets, the market does not yet recognize its future potential, or the issuer may be temporarily out of favor. The Fund seeks to realize gains in the prices of those securities if and when other investors recognize their real or prospective worth. While the Fund primarily invests in stocks of companies the portfolio manager has determined to be “undervalued,” over time this may result in the Fund’s portfolio having exposure to stocks with the characteristics of both “value” and “growth” stocks. Growth companies are companies whose earnings and stock prices are expected to increase at a faster rate than the overall market.

Invesco Global Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests mainly in common stock of U.S. and foreign companies. The Fund can invest without limit in foreign securities and can invest in any country, including countries with emerging markets (i.e., those that are generally in the early stages of their industrial cycles). However, the Fund currently emphasizes its investments in the United States and other developed markets in Europe. The Fund does not limit its investments to companies in a particular capitalization range, but primarily invests in mid- and large-cap companies.
The Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries.
In addition to common stocks, the Fund can invest in preferred stocks. The Fund may purchase American Depositary Shares (ADS) as part of American Depositary Receipt (ADR) issuances, which are negotiable certificates issued by a U.S. bank representing a specified number of shares in a foreign stock traded on a U.S. exchange.
The portfolio manager primarily looks for quality companies, regardless of domicile, that have sustainable growth. This investment approach combines a thematic approach to idea generation with bottom-up, fundamental company analysis. The portfolio manager seeks to identify secular changes in the world and looks for pockets of durable change that he believes will drive global growth for the next decade. These large scale structural themes are referred to collectively as MANTRA®: Mass Affluence, New Technology, Restructuring, and Aging. The portfolio manager does not target a fixed allocation with regard to any particular theme, and may choose to focus on various sub-themes within each theme. Within each sub-theme, the portfolio manager employs fundamental company analysis to select investments for the Fund’s portfolio. The economic characteristics sought include a combination of high return on invested capital, good cashflow characteristics, high barriers to entry, dominant market share, a strong competitive position, talented management, and balance sheet strength that the portfolio manager believes will enable the company to fund its own growth. These criteria may vary. The portfolio manager also considers how industry dynamics, market trends and general economic conditions may affect a company’s earnings outlook.
The portfolio manager has a long-term investment horizon of typically three to five years. The portfolio manager also has a contrarian buy discipline; he buys high quality companies that fit the investment criteria when he believes valuations underestimate long-term earnings potential. For example, a company’s stock price may dislocate from its fundamental outlook due to a short-term earnings glitch or negative, short-term market sentiment, which can give rise to an investment opportunity. The portfolio manager monitors individual issuers for changes in earnings potential or other effects of changing market conditions that may trigger a decision to sell a security, but do not require a decision to do so.

Invesco Global Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests mainly in equity securities of issuers in the U.S. and foreign countries. In addition to common stocks, the Fund can invest in other equity or “equity equivalents” securities such as preferred stocks, convertible securities, rights or warrants. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depository Receipts (ADRs) or similar depository arrangements.
The Fund typically invests in a number of different countries and can invest in any country, including countries with emerging markets (i.e., those that are generally in the early stages of their industrial cycles). However, the Fund currently emphasizes its investments in developed markets such as the United States and Western European countries. The Fund normally will invest in at least four countries, including the U.S. The Fund is not required to allocate any set percentage of its assets to any particular country or allocate any set percentage to seek capital appreciation or income. The Fund does not limit its investments to companies in a particular capitalization range, but currently invests a substantial portion of its assets in small- and mid-cap companies. The Fund considers small- and mid-cap companies to be those that have a market capitalization, at the time of purchase, within the range of market capitalizations included in the MSCI ACWI SMID Cap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. A company’s “market capitalization” is the value of its outstanding stock. The capitalization range of the index is subject to change at any time due to market activity or changes in its composition. The range of the index generally widens over time and is reconstituted periodically to preserve its market cap characteristics.
The Fund can invest in derivative instruments. The Fund may use derivatives to seek to increase its investment return or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so.
The Fund’s portfolio managers evaluate investment opportunities using a bottom-up investment approach. This approach includes fundamental analysis of a company’s financial statements, management record and structure, operations, product development and industry competitive position. In addition, the portfolio manager may also look for companies with conservatively-capitalized balance sheets, high and consistent internal rates of return, and a favorable market position within healthy and growing industries. These factors may vary in particular cases and may change over time.
The portfolio managers consider the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends. The portfolio managers monitor individual issuers for changes in the factors above, which may trigger a decision to sell a security.
Although the Fund emphasizes investments in equities, it may also invest in debt securities issued by U.S. and foreign companies and governments or their agencies. The portfolio manager’s investment process does not typically include debt securities in its universe of investment opportunities.

Invesco International Small-Mid Company Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests mainly in common stock of small- and mid-cap companies that are domiciled, or have their primary operations, outside the United States.
Under normal market conditions, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small- and mid-cap companies, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund considers small- and mid-cap companies to be those having a market capitalization in the range of the companies included in the MSCI ACWI ex USA SMID Cap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. A company’s “market capitalization” is the value of its outstanding stock. The capitalization range of the index is subject to change at any time due to market activity or changes in its composition. The range of the index generally widens over time and is reconstituted periodically to preserve its market cap characteristics.
The Fund will invest at least 65% of its total assets in foreign securities.
The Fund’s portfolio managers evaluate investment opportunities using a bottom-up investment approach. This approach includes fundamental analysis of a company’s financial statements, management record and structure, operations, product development and industry competitive position. In addition, the portfolio managers may also look for companies with conservatively-capitalized balance sheets, high and consistent internal rates of return, and a favorable market position within healthy and growing industries. These factors may vary in particular cases and may change over time. The Fund may invest in securities of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.
The portfolio managers consider the effect of worldwide trends on the growth of particular business sectors and look for companies that may benefit from those trends. The portfolio managers monitor individual issuers for changes in the factors above, which may trigger a decision to sell a security.

Invesco MSCI World SRI Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities represented in the MSCI World SRI Index (the Underlying Index) and in derivatives and other instruments that have economic characteristics similar to such securities.
The Underlying Index includes common stocks of large- and mid-capitalization companies from 23 developed market countries, including the U.S. The Underlying Index is a free float-adjusted market capitalization weighted index that is designed to represent the performance of companies that have high Environmental, Social and Governance (ESG) ratings relative to their sector peers, as determined by MSCI Inc. (MSCI), the index provider of the Underlying Index. The investment universe for the Underlying Index starts with constituents (i.e., a company or stock that is part of the index) included in the MSCI Global Investable Market Indexes. The Underlying Index uses MSCI ESG Business Involvement Screening Research and MSCI Climate Change Metrics to identify companies that are involved in certain business activities. Companies are excluded from the Underlying Index if they meet the following business involvement criteria: (1) they have any tie to controversial weapons, as defined by MSCI; (2) they are manufacturers or producers, as determined by MSCI, of civilian firearms, nuclear weapons (or of components or delivery platforms that can be used for nuclear weapons and/or provide auxiliary services related to nuclear weapons), or tobacco, or, with respect to civilian firearms and tobacco, derive 5% or more of their revenues from certain activities, such as distribution, production, retail, supply and licensing of such products; (3) their revenues from adult entertainment, alcohol, conventional weapons, gambling, genetically modified organisms, nuclear power, or thermal coal-based power generation exceed the business involvement thresholds determined by MSCI; (4) they derive any revenue (either reported or estimated) from unconventional fossil fuel extraction or thermal coal mining; or (5) they have evidence of ownership of fossil fuel reserves, as determined by MSCI.
MSCI utilizes proprietary ratings and research provided by MSCI ESG Research LLC (MSCI ESG Research) to assign the remaining companies an “ESG Rating” and an “ESG Controversies Score.” Companies must meet a minimum ESG Rating and ESG Controversies Score to be eligible for inclusion in the Underlying Index. Companies not assessed by MSCI ESG Research on data for MSCI ESG Ratings, MSCI ESG Controversies, MSCI Climate Change Metrics and MSCI Business Involvement Screening Research are not eligible for inclusion in the Underlying Index.
According to MSCI ESG Research, an ESG Rating is based on a company’s ability to manage ESG risks and opportunities relative to its industry peers. MSCI ESG Research uses a quantitative model to evaluate the ability of companies to manage key issues, such as carbon emissions, water stress, or health and safety (each, a “Key Issue”) within their respective industries. Points of data include the company’s risk exposure to a particular Key Issue (by evaluating certain business metrics such as core product and business segments) and the company’s demonstrated management capabilities (by evaluating its management strategies and track record of performance in managing risks or opportunities). Other factors, such as a company’s ability to capitalize on certain opportunities presented by a particular risk and the company’s alleged involvement in ESG controversies, are also evaluated. Companies are assigned scores based on these various factors, which are then combined and normalized relative to their industry peers to create the final ESG Ratings. The Underlying Index methodology targets securities of companies making up the top 25% of the free float-adjusted market capitalization in each representative sector of each region represented in the Underlying Index according to their ESG Ratings.
An ESG Controversies Score is based on a company’s involvement in very serious controversies involving the negative ESG impact of its operations and/or products and services. The evaluation framework is designed to be consistent with specific international norms and principles represented by the UN Declaration of Human Rights, the International Labour Organization (ILO) Fundamental Conventions, and the UN Global Compact.
The Underlying Index is rebalanced quarterly and reconstituted annually. The Fund is generally rebalanced and reconstituted in accordance with the Underlying Index.
In seeking to track the performance (before fees and expenses) of the Underlying Index, the Adviser utilizes a “sampling” methodology pursuant to which the Adviser will invest substantially all of the Fund’s assets in securities comprising the Underlying Index in approximately the same proportion as such securities’ weighting in the Underlying Index, but will generally not purchase all of the securities comprising the Underlying Index.
The Fund can use exchange-traded futures contracts, including index futures, to gain exposure to equity securities represented in the Underlying Index while managing cash balances. These investments are not subject to the ESG considerations discussed above.
The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A “non-diversified” fund can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can. Shareholder approval will not be sought if the Fund becomes non-diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.
In seeking to track the Underlying Index, the Fund may from time to time have significant exposure to a particular sector.

Invesco Oppenheimer International Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund mainly invests in the common stock of growth companies that are domiciled or have their primary operations outside of the United States. The Fund may invest 100% of its assets in securities of foreign companies. The Fund may invest in emerging markets (i.e., those that are generally in the early stages of their industrial cycles) as well as in developed markets throughout the world. From time to time the Fund may place greater emphasis on investing in one or more particular regions such as Europe or Asia. Under normal market conditions the Fund will:
■
invest at least 65% of its total assets in common and preferred stocks of issuers in at least three different countries outside of the United States, and
■
emphasize investments in common stocks of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.
The Fund does not limit its investments to issuers within a specific market capitalization range and at times may invest a substantial portion of its assets in one or more particular capitalization ranges. The Fund can also buy preferred stocks, securities convertible into common stock and other securities having equity features.
In selecting investments for the Fund’s portfolio, the portfolio managers evaluate investment opportunities on a company-by-company basis. The portfolio managers look primarily for foreign companies with high growth potential using a “bottom up” investment approach, that is, by looking at the investment performance of individual stocks before considering the impact of general or industry-specific economic trends. This approach includes fundamental analysis of a company’s financial statements and management structure and consideration of the company’s operations, product development, and industry position.
The portfolio managers currently focus on the following factors, which may vary in particular cases and may change over time:
■
companies that enjoy a strong competitive position and high demand for their products or services;
■
companies with accelerating earnings growth and cash flow; and
■
diversity among companies, industries and countries to help reduce the risks of foreign investing, such as currency fluctuations and stock market volatility.
The portfolio managers also consider the effect of worldwide trends on the growth of particular business sectors and look for companies that may benefit from those trends. The trends currently considered include: mass affluence, new technologies, restructuring and aging. The portfolio managers do not invest any fixed amount of the Fund’s assets according to these criteria and the trends that are considered may change over time. The portfolio managers monitor individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so.